SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
Dec. 31, 2013
Computers and Peripheral Equipment [Member]
Disclosure On Annual Depreciation Rate Using Straight Line Method	33
Office Furniture and Equipment [Member]
Disclosure On Annual Depreciation Rate Using Straight Line Method	6 - 20 (mainly 15%)
Leasehold Improvements [Member]
Disclosure On Annual Depreciation Rate Using Straight Line Method	Over the shorter of the term of the lease or the useful life of the asset